Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Investments In Associates And Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
11.
Investments in Associates and Joint Ventures

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,186	9,260
MIH	6,731	7,250
Individually immaterial associates	3,064	108
	18,981	16,618
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	33,675	33,649
Individually immaterial joint ventures	108	41
	33,783	33,690
Total carrying value of investments in associates and joint ventures	52,764	50,308

Changes in the cost of investments for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	64,658	63,020
Additions during the year	3,485	1,636
Translation and other adjustments	(133)	2
Balances at end of the year	68,010	64,658

Changes in the accumulated impairment losses for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	2,875	2,805
Additions during the year	—	70
Adjustments	(112)	—
Balances at end of the year	2,763	2,875

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	(11,475)	(8,669)
Equity share in net earnings (losses) of associates and joint ventures:	(990)	(2,806)
MediaQuest PDRs	(74)	(595)
MIH	(935)	(2,273)
VTI, Bow Arken and Brightshare	26	66
Individually immaterial associates and joint ventures	(7)	(4)
Translation and other adjustments	(18)	—
Balances at end of the year	(12,483)	(11,475)

Investments in Associates

Investment of ePLDT in MediaQuest PDRs

ePLDT made various investments in PDRs issued by Mediaquest in relation to its direct interest in Satventures and indirect interest in Cignal TV through Satventures. These investments in PDRs provided ePLDT with a 64% economic interest in Cignal TV.

Cignal TV is a wholly-owned subsidiary of Satventures, which is a wholly-owned subsidiary of MediaQuest, an entity incorporated in the Philippines. It operates a direct-to-home, or DTH, Pay-TV business under the brand name “Cignal TV”, which is the largest DTH Pay-TV operator in the Philippines.

The PLDT Group’s financial investment in PDRs of MediaQuest is part of the PLDT Group’s overall strategy of broadening its distribution platforms and increasing the PLDT Group’s ability to deliver multimedia content to its customers across the PLDT Group’s broadband and mobile networks.

ePLDT’s aggregate value of investment in MediaQuest PDRs amounted to Php9,186 million and Php9,260 million as at December 31, 2024 and 2023, respectively. See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Accounting for investment in MediaQuest through PDRs.

The table below presents the summarized financial information of Satventures and subsidiaries as at December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022:

	2024	2023
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	22,710	22,153
Current assets	8,578	7,974
Noncurrent liabilities	2,146	1,682
Current liabilities	13,787	12,976
Equity	15,355	15,469
Carrying amount of interest in Satventures	9,186	9,260
Additional Information:
Cash and cash equivalents	588	797
Current financial liabilities(1)	2,736	2,635
Noncurrent financial liabilities(1)	1,210	469

(1)
Excluding trade, other payables and provisions.

	2024	2023	2022
	(in million pesos)
Income Statements:
Revenues	8,440	8,637	11,189
Depreciation and amortization	1,405	1,304	1,424
Interest income	52	46	3
Interest expense	347	281	212
Provision for (benefit from) income tax	(40)	(334)	16
Net loss / Total comprehensive loss	(115)	(929)	(203)
Equity share in net losses of Satventures	(74)	(595)	(130)

Investment of PCEV in MIH

The following summarizes the subscription agreements entered into by PCEV with MIH:

Date	Agreement	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100.00%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100.00%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	43.97%
March 12, 2021	Exercise of warrants to subscribe Class A2 preference shares	6.7	447	41.87%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38.45%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	36.82%
December 13, 2023	Subscription to Class C2 convertible preferred shares	12.3	1,563	36.97%
April 5, 2024	Subscription to Class C2 convertible preferred shares	6.7	857	37.66%

PCEV’s percentage equity interest in MIH stood at 37.66% and 36.97% as at December 31, 2024 and 2023, respectively.

Additional Investment in MIH

On December 13, 2023, PCEV, along with other existing shareholders KKR, Tencent, SIG, First Pacific Ventures and Jumel Holdings, entered into a new subscription agreement with MIH to subscribe to US$80 million Class C2 convertible preferred shares of MIH. On the same date, PCEV paid a consideration of US$28 million or Php1,563 million for 12.3 million MIH Class C2 convertible preferred shares and received warrants for 4.9 million shares valued at Php281 million, thereby increasing PCEV’s ownership in MIH from 36.63% to 36.97%.

On April 5, 2024, PCEV paid the subsequent consideration of US$15.3 million or Php857 million for 6.7 million MIH Class C2 convertible preferred shares and received warrants for 2.7 million shares valued at Php152 million, resulting in an increase of PCEV’s ownership in MIH from 36.97% to 37.66%.

The summarized financial information of MIH as at December 31, 2024 and 2023, and for the years ended
December 31, 2024, 2023 and 2022 is shown below:

	2024	2023
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	7,241	4,309
Current assets	29,815	17,942
Noncurrent liabilities	798	190
Current liabilities	29,461	13,446
Equity	6,797	8,615
Carrying amount of interest in MIH	6,731	7,250
Additional Information:
Cash and cash equivalents	8,565	6,682
Current financial liabilities(1)	29,274	13,317

(1) Excluding statutory payables and accrued taxes.

	2024	2023	2022
	(in million pesos)
Income Statements:
Revenues	14,089	8,553	7,683
Depreciation and amortization	392	348	182
Interest income	168	112	133
Provision for income tax	64	32	2
Net loss/Total comprehensive losses	(2,501)	(6,153)	(8,155)
Equity share in net losses of MIH (1)	(935)	(2,273)	(3,026)

(1) 2024 and 2023 amounts include impact of 2023 and 2022 audit adjusting entries, respectively.

The carrying value of PCEV’s investment in MIH as at December 31, 2024 and 2023 are as follows.

	2024	2023
	(in million pesos)
MIH Equity(1)	4,711	6,895
PCEV's noncontrolling interests	37.66%	36.97%
Share in net assets of MIH	1,774	2,549
Goodwill arising from acquisition	4,957	4,701
Carrying amount of interest in MIH	6,731	7,250

(1) MIH Equity is net of Php2,086 million and Php1,720 million Stock Option in 2024 and 2023, respectively.

Investments in Joint Ventures

Investments of PLDT in VTI, Bow Arken and Brightshare

The Company’s acquisition of 50% equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of San Miguel Corporation, or SMC, was approved by the PLDT Board on May 30, 2016. Globe acquired the remaining 50% interest. PLDT and Globe executed separate purchase agreements : (i) with SMC to acquire the entire outstanding capital, including outstanding advances and assumed liabilities, in VTI (and the other subsidiaries of VTI), which holds SMC’s telecommunications assets through its subsidiaries, or the VTI Transaction; and
(ii) with the owners of two other entities, Bow Arken (the parent company of New Century Telecoms, Inc.) and Brightshare (the parent company of eTelco, Inc.), which separately hold additional spectrum frequencies through their respective subsidiaries, or the Bow Arken Transaction and Brightshare Transaction, respectively. We refer to the VTI Transaction, Bow Arken Transaction and Brightshare Transaction collectively as the SMC Transactions.

The consideration in the amount of Php52.8 billion representing the purchase price for the equity interest and assigned advances of previous owners to VTI, Bow Arken and Brightshare was paid in three tranches: 50% upon signing of the Share Purchase Agreements on May 30, 2016, 25% on December 1, 2016 and the final 25% on May 30, 2017. The Share Purchase Agreements also provide that PLDT and Globe, through VTI, Bow Arken and Brightshare, would assume liabilities amounting to Php17.2 billion from May 30, 2016. In addition, the Share Purchase Agreements contain a price adjustment mechanism based on the variance in these assumed liabilities to be agreed among PLDT, Globe and previous owners on the results of the confirmatory due diligence procedures jointly performed by PLDT and Globe. PLDT and Globe paid the previous owners the net amount of Php2.6 billion on May 29, 2017 in relation to the aforementioned price adjustment based on the result of the confirmatory due diligence. See Note 27 – Financial Assets and Liabilities – Commercial Commitments.

As part of SMC Transactions, PLDT and Globe acquired certain outstanding advances made by the former owners of VTI, Bow Arken and Brightshare to VTI, Bow Arken and Brightshare or their respective subsidiaries. The largest amounts of the advances outstanding to PLDT since the date of assignment to PLDT amounted to Php11,359 million: (i) Php11,038 million from VTI and its subsidiaries; (ii) Php238 million from Bow Arken and its subsidiaries; and (iii) Php83 million from Brightshare and its subsidiaries.

PLDT and Globe each subscribed to 2.8 million new preferred shares on February 28, 2017. The shares were to be issued out of the unissued portion of the existing authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share) or a total subscription price for each of
Php11,040 million (inclusive of a premium over par of Php8,280 million). PLDT and Globe’s assigned advances from SMC which were subsequently reclassified to deposit for future subscription of each amounting to Php11,040 million were applied as full subscription payment for the subscribed shares. PLDT and Globe each subscribed to 800 thousand new preferred shares of the authorized capital stock of VTI, at a subscription price of Php4 thousand per subscribed share (inclusive of a premium over par of Php3 thousand per subscribed share), or a total subscription price for each Php3,200 million (inclusive of a premium over par of Php2,400 million). PLDT and Globe each paid Php148 million in cash for the subscribed shares upon execution of the relevant agreement. The remaining balance of the subscription price of PLDT and Globe has been fully paid as at December 29, 2017.

PLDT and Globe each subscribed to 600 thousand new preferred shares of the authorized capital stock of VTI on
December 15, 2017, at a subscription price of Php5 thousand per subscribed share (inclusive of a premium over par of
Php4 thousand per subscribed share), for a total subscription price of Php3,000 million (inclusive of a premium over par of Php2,400 million). PLDT and Globe each paid Php10 million in cash for the subscribed shares upon execution of the agreement. The remaining balance of the subscription price was paid via conversion of advances amounting to
Php2,990 million as at December 31, 2017.

The amount of the advances outstanding of PLDT, to cover for the assumed liabilities and working capital requirements of the acquired companies, each amounted to Php69 million as at December 31, 2024 and 2023, respectively.

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022:

	2024	2023
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,849	78,046
Current assets	5,231	4,375
Noncurrent liabilities	9,475	9,186
Current liabilities	2,395	2,174
Equity	71,209	71,061
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,675	33,649
Additional Information:
Cash and cash equivalents	3,010	2,387
Current financial liabilities (1)	81	72

(1) Excluding trade, other payables and provisions.

	2024	2023	2022
	(in million pesos)
Income Statements:
Revenues	4,708	4,344	4,033
Depreciation and amortization	1,973	1,685	1,569
Interest income	128	111	45
Provision for income tax	135	186	178
Net income (loss) / Total comprehensive income (loss)	52	132	148
Equity share in net income of VTI, Bow Arken and Brightshare	26	66	74

The carrying value of PLDT’s investment in VTI, Bow Arken and Brightshare as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
VTI, Bow Arken and Brightshare equity	71,209	71,061
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	35,605	35,530
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(248)	(239)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(1,127)	(1,055)
Others	(157)	(189)
Carrying amount of interest in VTI, Bow Arken and Brightshare	33,675	33,649

Notice of Transaction filed with the PCC

Prior to closing the transaction on May 30, 2016, each of PLDT, Globe and SMC submitted notices of the VTI, Bow Arken and Brightshare Transaction (respectively, the VTI Notice, the Bow Arken Notice and the Brightshare Notice and collectively, the Notices) to the PCC pursuant to the Philippine Competition Act, or PCA, and Circular No. 16-001 and Circular No. 16-002 issued by the PCC, or the Circulars. As stated in the Circulars, upon receipt by the PCC of the requisite notices, each of the said transactions shall be deemed approved in accordance with the Circulars.

Subsequently, PLDT and the other parties to the said transactions received separate letters dated June 6 and 7, 2016 from the PCC which essentially stated, that: (a) with respect to VTI Transaction, the VTI Notice is deficient and defective in form and substance, therefore, the VTI Transaction is not “deemed approved” by the PCC, and that the missing key terms of the transaction are critical since the PCC considers certain agreements as prohibited and illegal; and (b) with respect to the Bow Arken and Brightshare Transactions, the compulsory notification under the Circulars does not apply and that even assuming that the Circulars apply, the Bow Arken Notice and the Brightshare Notice are deficient and defective in form and substance.

In response to the PCC’s letter, PLDT submitted its response on June 10, 2016, articulating its position that the VTI Notice is adequate, complete and sufficient and compliant with the requirement under the Circulars and does not contain false material information; as such, the VTI Transaction enjoys the benefit of Section 23 of the PCA. Therefore, the VTI Transaction is deemed approved and cannot be subject to retroactive review by the PCC. Moreover, the parties have taken all necessary steps, including the relinquishment/return of certain frequencies and co-use of the remaining frequencies by Smart and Belltel and Globe and Belltel as discussed above, to ensure that the VTI Transaction will not substantially prevent, restrict or lessen competition to violate the PCA. Nevertheless, in the spirit of cooperation and for transparency, the parties voluntarily submitted to the PCC, among others, copies of the Sale and Purchase Agreements for the PCC’s information and reference.

The PCC required the parties to further submit additional documents relevant to the co-use arrangement and the frequencies subject thereto, as well as other definitive agreements relating to the VTI Transaction in a letter dated June 17, 2016. It also disregarded the deemed approved status of the VTI Transaction in violation of the Circulars which the PCC itself issued, and insisted that it will conduct a full review, if not investigation of the said transaction under the different operative provisions of the PCA.

In the Matter of the Petition against the PCC

PLDT filed before the Court of Appeals, or CA, a Petition for Certiorari and Prohibition (With Urgent Application for the Issuance of a Temporary Restraining Order, or TRO, and/or Writ of Preliminary Injunction), or the Petition, against the PCC on July 12, 2016. The Petition sought to enjoin the PCC from proceeding with the review of the acquisition by PLDT and Globe of equity interest, including outstanding advances and assumed liabilities, in the telecommunications business of SMC, or the SMC Transactions, and performing any act which challenges or assails the “deemed approved” status of the SMC Transactions. On July 19, 2016, the 12th Division of the CA, issued a Resolution directing the PCC through the Office of the Solicitor General, or the OSG, to file its Comment within a non-extendible period of 10 days from notice and show cause why the Petition should not be granted. On August 11, 2016, the PCC through the OSG, filed its Comment to the Petition (With Opposition to Petitioner’s Application for a Writ of Preliminary Injunction).

PLDT filed its Reply to Respondent PCC’s Comment on August 19, 2016. On August 26, 2016, the CA issued a Writ of Preliminary Injunction enjoining and directing the respondent PCC, their officials and agents, or persons acting for and in their behalf, to cease and desist from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016 during the pendency of the case and until further orders are issued by the CA. On September 14, 2016, the PCC filed a Motion for Reconsideration of the CA’s Resolution. During this time, Globe moved to have its Petition consolidated with the PLDT Petition. In a Resolution promulgated on October 19, 2016, the CA, or the First CA Resolution: (i) accepted the consolidation of Globe’s petition versus the PCC

(CA G.R. SP No. 146538) into PLDT’s petition versus the PCC (CA G.R. SP No. 146528) with the right of replacement;
(ii) admitted the Comment dated October 4, 2016 filed by the PCC; (iii) referred to the PCC for Comment (within 10 days from receipt of notice) PLDT’s Urgent Motion for the Issuance of a Gag Order dated September 30, 2016 and to cite the PCC for indirect contempt; and (iv) ordered all parties to submit simultaneous memoranda within a non-extendible period of
15 days from notice. On November 11, 2016, PLDT filed its Memorandum in compliance with the CA’s Resolution.

The CA issued a Resolution, or the Second CA Resolution, denying PCC’s Motion for Reconsideration dated
September 14, 2016, for lack of merit on February 17, 2017. The CA denied PLDT’s Motion to Cite the PCC for indirect Contempt for being premature. In the same Resolution, as well as in a separate Gag Order attached to the Resolution, the CA granted PLDT’s Urgent Motion for the Issuance of a Gag Order and directed PCC to remove immediately from its website its preliminary statement of concern and submit its compliance within five days from receipt thereof. All the parties were ordered to refrain, cease and desist from issuing public comments and statements that would violate the sub judice rule and subject them to indirect contempt of court. The parties were also required to comment within ten days from receipt of the Second CA Resolution, on the Motion for Leave to Intervene and to Admit the Petition-in-Intervention dated
February 7, 2017 filed by Citizenwatch, a non-stock and non-profit association.

The PCC filed before the Supreme Court a Petition to Annul the Writ of Preliminary Injunction issued by the CA’s
12th Division on August 26, 2016 restraining PCC’s review of the SMC Transactions on April 18, 2017. In compliance with the Supreme Court’s Resolution issued on April 25, 2017, PLDT on July 3, 2017 filed its Comment dated July 1, 2017 to the PCC’s Petition. The Supreme Court issued a Resolution dated July 18, 2017 noting PLDT’s Comment and requiring the PCC to file its Consolidated Reply. The PCC filed a Motion for Extension of Time and prayed that it be granted until
October 23, 2017 to file its Consolidated Reply. The PCC filed its Consolidated Reply to the: (1) Comment filed by PLDT; and (2) Motion to Dismiss filed by Globe on November 7, 2017. The same was noted by the Supreme Court in a Resolution dated November 28, 2017.

During the intervening period, the CA rendered its Decision on October 18, 2017, granting the Petitions filed by PLDT and Globe. In its Decision, the CA: (i) permanently enjoined the PCC from conducting further proceedings for the pre-acquisition review and/or investigation of the SMC Transactions based on its Letters dated June 7, 2016 and June 17, 2016; (ii) annulled and set aside the Letters dated June 7, 2016 and June 17, 2016; (iii) precluded the PCC from conducting a full review and/or investigation of the SMC Transactions; (iv) compelled the PCC to recognize the SMC Transactions as deemed approved by operation of law; and (v) denied the PCC’s Motion for Partial Reconsideration dated March 6, 2017, and directed the PCC to permanently comply with the CA’s Resolution dated February 17, 2017 requiring PCC to remove its preliminary statement of concern from its website. The CA clarified that the deemed approved status of the SMC Transactions does not, however, remove the power of PCC to conduct post-acquisition review to ensure that no anti-competitive conduct is committed by the parties.

PCC filed a Motion for Additional Time to file a Petition for Review on Certiorari before the Supreme Court on
November 7, 2017. The Supreme Court granted PCC’s motion in its Resolution dated November 28, 2017.

PLDT, through counsel, received the PCC’s Petition for Review on Certiorari filed before the Supreme Court assailing the CA’s Decision dated October 18, 2017, on December 13, 2017. In this Petition, the PCC raised procedural and substantive issues for resolution. Particularly, the PCC assailed the issuance of the writs of certiorari, prohibition, and mandamus considering that the determination of the sufficiency of the Notice pursuant to the Transitory Rules involves the exercise of administrative and discretionary prerogatives of the PCC. On the substantive aspect, the PCC argued that the CA committed grave abuse of discretion in ruling that the SMC Transactions should be accorded the deemed approved status under the Transitory Rules. The PCC maintained that the Notice of the SMC Transactions was defective because it failed to provide the key terms thereof.

In the Supreme Court Resolution dated November 28, 2017, which was received by PLDT on December 27, 2017, the Supreme Court decided to consolidate the PCC’s Petition to Annul the Writ of Preliminary Injunction issued by the CA’s
12th Division with that of its Petition for Review on Certiorari assailing the decision of the CA on the merits.

PLDT received Globe’s Motion for Leave to File and Admit the Attached Rejoinder on February 13, 2018, which was denied by the Supreme Court in a Resolution dated March 13, 2018. On February 27, 2018, PLDT received notice of the Supreme Court’s Resolution dated January 30, 2018 directing PLDT and Globe to file their respective Comments to the Petition for Review on Certiorari without giving due course to the same.

PLDT filed its Comment on the Petition for Review on Certiorari on April 5, 2018. On April 11, 2018, PLDT received Globe’s Comment/Opposition [Re: Petition for Review on Certiorari dated December 11, 2017] dated March 4, 2018. On April 24, 2018, PLDT received the PCC’s Motion to Expunge [Respondent PLDT’s Comment on the Petition for Review on Certiorari] dated April 18, 2018. On May 9, 2018, PLDT filed a Motion for Leave to File and Admit the Attached Comment on the Petition for Review on Certiorari dated May 9, 2018.

The Supreme Court’s Resolution dated April 24, 2018 which granted PLDT's motion for an extension, was received by PLDT on June 5, 2018. It noted PLDT's Comment on the Petition for Review on Certiorari filed in compliance with the Supreme Court’s Resolution dated January 30, 2018 and required the PCC to file a Consolidated Reply to the comments within ten days from notice. The PCC’s Urgent Omnibus Motion for: (1) Partial Reconsideration of the Resolution dated
April 24, 2018; and (2) Additional Time dated June 11, 2018 was received by PLDT, through counsel, on June 20, 2018.

PCC filed its Consolidated Reply Ad Cautelam dated July 16, 2018, which was received on July 19, 2018. On July 26, 2018, PLDT received a Resolution dated June 19, 2018 where the Supreme Court resolved to grant PLDT’s Motion for Leave to File and Admit the Attached Comment, and PCC’s Motion for Extension to file a Comment/Opposition on/to PLDT’s Motion for Leave to File and Admit the Attached Comment.

PLDT received a Resolution dated July 3, 2018 where the Supreme Court resolved to deny the PCC’s motion to reconsider the Resolution dated April 24, 2018 and grant its motion for extension of time to file its reply to PLDT’s and Globe’s Comments on August 14, 2018, with a warning that no further extension will be given. On August 16, 2018, PLDT received a Resolution dated June 5, 2018 where the Supreme Court noted without action the Motion to Expunge by PCC in view of the Resolution dated April 24, 2018 granting the motion for extension of time to file a comment on the petition in
G.R. No. 234969.

PLDT received a Resolution dated August 7, 2018 where the Supreme Court noted the PCC’s Consolidated Reply Ad Cautelam on October 4, 2018.

PLDT received a Resolution dated March 3, 2020 requiring petitioners in G.R. No. 242352 (Atty. Joseph Lemuel Baligod Baquiran and Ferdinand C. Tecson v. NTC, et al.,) to file a Consolidated Reply to the comments on the petition within
10 days from notice on July 2, 2020.

PLDT received a Resolution dated June 30, 2020 where the Supreme Court resolved to Await the Consolidated Reply of the petitioners in G.R. No. 242352 as required in the resolution dated March 3, 2020, on September 2, 2020.

PLDT received a Resolution of the Supreme Court dated October 6, 2020 which granted the motions filed by the petitioners in G.R. No. 242352 to extend the filing of the Consolidated Reply until September 29, 2020, on November 16, 2020.

On February 8, 2021, PLDT received a Resolution where the Supreme Court noted the Consolidated Reply dated
September 29, 2020 filed by the Petitioners in G.R. 242352.

The consolidated petitions remain pending as of the date of this report.

Individually immaterial associates and joint ventures

As at December 31, 2024 and 2023, following are the carrying values of individually immaterial associates and joint ventures:

	2024	2023
	(in million pesos)
Individually immaterial associates:
Radius	2,123	—
Kayana	853	—
Appcard, Inc.	88	108
PG1	—	—
AF Payments, Inc.	—	—
	3,064	108
Individually immaterial joint ventures:
DFTI	66	—
Telecommunications Connectivity, Inc.	42	41
PFC/VFC	—	—
	108	41
Total individually immaterial associates and joint ventures	3,172	149

The summarized financial information of individually immaterial associates and joint ventures as at December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022 is shown below:

	2024	2023
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	12,994	4,928
Current assets	2,511	658
Noncurrent liabilities	3,625	4,919
Current liabilities	4,829	1,415
Equity	7,051	(748)
Additional Information:
Cash and cash equivalents	1,065	335
Current financial liabilities	2,824	86
Noncurrent financial liabilities	3,020	1,716

	2024	2023	2022
	(in million pesos)
Income Statements:
Revenues	3,702	935	834
Depreciation and amortization	1,123	303	177
Interest income	30	5	—
Other comprehensive income	145	8	—
Provision for income tax	30	22	1
Net loss / Total comprehensive loss	(626)	(515)	(563)
Equity share in net income of individually immaterial associates and joint ventures	(7)	(4)	(8)